Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Investments and loan receivable
Investments	$ 232.3		$ 232.3		$ 227.2
Equity method investments	229.7		229.7		224.6
Equity investments
Investments and loan receivable
Investments	229.7		229.7		224.6
Cost of equity investments disposed of	1.3	$ 1.1	1.3	$ 1.1
Gross proceeds from disposal			1.9	1.7
Unrealized gains losses on available-for-sale investments
(Loss) gain on changes in the fair value of equity investments at FVTOCI	(6.6)	(88.4)	1.2	(65.8)
Income tax recovery (expense) in other comprehensive income	0.8	11.6	(0.2)	8.7
(Loss) gain on changes in the fair value of equity investments at FVTOCI, net of income tax	(5.8)	$ (76.8)	1.0	$ (57.1)
Labrador Iron Ore Royalty Corporation
Investments and loan receivable
Equity method investments	148.6		148.6		157.0
Other
Investments and loan receivable
Equity method investments	81.1		81.1		67.6
Warrants
Investments and loan receivable
Investments	$ 2.6		$ 2.6		$ 2.6